Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets	12 Months Ended
Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Trademarks	10 years
Non-competed agreements [Member]
Schedule of Intangible Assets [Line Items]
Non-competed agreements	Over the contracted term of up to 6 years